As filed with the Securities and Exchange Commission on May 20, 2002.
                                               Commission File Nos. 333-70384
                                                                    811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                         [   ]

Pre-Effective Amendment No.                                        [   ]

Post-Effective Amendment No. 2                                     [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22                                                   [ X ]

                            JNLNY Separate Account I
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                             2900 Westchester Avenue
                            Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                                Susan Rhee, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Joan Boros
                                 Jorden Burt LLP
                          1025 Thomas Jefferson St. N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
         on (date) pursuant to paragraph (b)
----
 X       60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                            JNLNY SEPARATE ACCOUNT I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                             Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
                                                     each Item


Part A.  Information Required in a Prospectus        Prospectus

1.       Cover Page                                  Cover Page

2.       Definitions                                 Not Applicable

3.       Synopsis                                    Key Facts; Fee Table

4.       Condensed Financial Information             Not Applicable


5.       General Description of Registrant,          Jackson National; The
         Depositor and Portfolio Companies           Separate Account;
                                                     Investment Divisions

6.       Deductions and Expenses                     Contract Charges

7.       General Description of Variable             The Annuity Contract;
         Annuity Contracts                           Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.       Annuity Period                              Income Payments (The
                                                     Income Phase)

9.       Death Benefit                               Death Benefit

10.      Purchases and Contract Value                Purchases

11.      Redemptions                                 Access To Your Money

12.      Taxes                                       Taxes; Additional Tax
                                                     Information

13.      Legal Proceedings                           Other Information

14.      Table of Contents of the Statement of       Table of Contents of
         Additional Information                      Statement of Additional
                                                     Information

Part B.  Information Required in Statement of        Statement of
         Additional Information                      Additional Information

15.      Cover Page                                  Cover Page

16.      Table of Contents                           Table of Contents

17.      General Information and History             General Information
                                                     and History

18.      Services                                    Services

19.      Purchase of Securities Being Offered        Purchase of Securities
                                                     Being Offered

20.      Underwriters                                Underwriters

21.      Calculation of Performance Data             Calculation of
                                                     Performance

22.      Annuity Payments                            Net Investment
                                                     Factor

23.      Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Explanatory Note

This Registration Statement contains 33 Series of the JNL Series Trust. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                         SUPPLEMENT DATED ________, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 17, 2002
                                       FOR
                   PERSPECTIVE IISM FIXED AND VARIABLE ANNUITY
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

The following should be added to the list of OPTIONAL FEATURES on the cover page:

     o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 contract years, subject to specific conditions);

On page 1 the following should be added to the section entitled "Optional Features:"

     o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase)

On pages 3 through 7, the FEE TABLE AND EXAMPLES are amended as follows:

On page 3,  the  following  should  be  added  to the  section  entitled  "Owner
Transaction   Expenses:"

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .30% of GMIB Benefit Base(1)

On page 3, the heading "Total Separate Account Annual Expenses (with Maximum Optional Endorsements) should be deleted and replaced with the following:

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (with Maximum Optional Endorsements without the GMIB)

On page 7 the section entitled "Examples" should be deleted and replaced in its entirety with the following:

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the Guaranteed Minimum Income Benefit, the 20% Additional Free Withdrawal, the 5 Year Withdrawal Charge Period and the 4% Contract Enhancement endorsement, assuming a 5% annual return on assets:
     (a) if you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year;
     (b)  if you surrender your Contract at the end of each time period.


The examples for the S&P/JNL Funds include the .20% management and administrative fee for the S&P/JNL Funds and does not reflect the fees for the underlying funds which range from .89% to 1.42% for the S&P/JNL Funds. The underlying fund fees for the S&P/JNL Index Funds range from .81% to 1.42%.


                                                                                           TIME PERIODS
                                                                                   1        3         5        10
 DIVISION NAME                                                                    YEAR    YEARS     YEARS    YEARS

AIM/JNL Large Cap Growth Division                                       (a)        40      123       208      413
                                                                        (b)       105      153       218      413
AIM/JNL Small Cap Growth Division                                       (a)        41      124       210      417
                                                                        (b)       106      154       220      417
AIM/JNL Premier Equity II Division                                      (a)        40      122       205      409
                                                                        (b)       105      152       215      409
Alger/JNL Growth Division                                               (a)        40      122       207      411
                                                                        (b)       105      152       217      411
Alliance Capital/JNL Growth Division                                    (a)        38      117       197      394
                                                                        (b)       103      147       207      394
Eagle/JNL Core Equity Division                                          (a)        39      120       203      404
                                                                        (b)       104      150       213      404
Eagle/JNL SmallCap Equity Division                                      (a)        40      122       206      410
                                                                        (b)       105      152       216      410
J.P. Morgan/JNL Enhanced S&P 500 Stock Index Division                   (a)        38      117       198      396
                                                                        (b)       103      147       208      396
Janus/JNL Aggressive Growth Division                                    (a)        39      120       203      404
                                                                        (b)       104      150       213      404
Janus/JNL Balanced Division                                             (a)        40      122       206      411
                                                                        (b)       105      152       216      411
Janus/JNL Capital Growth Division                                       (a)        40      121       205      407
                                                                        (b)       105      151       215      407
Janus/JNL Global Equities Division*                                     (a)        40      122       206      410
                                                                        (b)       105      152       216      410
Lazard/JNL Mid Cap Value Division                                       (a)        41      123       208      414
                                                                        (b)       106      153       218      414
Lazard/JNL Small Cap Value Division                                     (a)        41      125       211      419
                                                                        (b)       106      155       221      419
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        35      108       184      369
                                                                        (b)       100      138       194      369
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        35      108       184      369
                                                                        (b)       100      138       194      369
Mellon Capital Management/JNL Small Cap Index Division                  (a)        35      108       184      369
                                                                        (b)       100      138       194      369
Mellon Capital Management/JNL International Index Division              (a)        36      110       187      373
                                                                        (b)       101      140       197      373
Mellon Capital Management/JNL Bond Index Division                       (a)        35      108       184      369
                                                                        (b)       100      138       194      369
Oppenheimer/JNL Global Growth Division                                  (a)        40      122       205      409
                                                                        (b)       105      152       215      409
Oppenheimer/JNL Growth Division                                         (a)        39      120       203      404
                                                                        (b)       104      150       213      404
PIMCO/JNL Total Return Bond Division                                    (a)        37      114       194      387
                                                                        (b)       102      144       204      387
PPM America/JNL Balanced Division                                       (a)        38      115       194      388
                                                                        (b)       103      145       204      388
PPM America/JNL High Yield Bond Division                                (a)        38      115       194      388
                                                                        (b)       103      145       204      388
PPM America/JNL Money Market Division                                   (a)        36      111       188      376
                                                                        (b)       101      141       198      376
Putnam/JNL Equity Division                                              (a)        39      119       201      401
                                                                        (b)       104      149       211      401
Putnam/JNL International Equity Division                                (a)        42      126       213      423
                                                                        (b)       107      156       223      423
Putnam/JNL Midcap Growth Division                                       (a)        41      124       209      415
                                                                        (b)       106      154       219      415
Putnam/JNL Value Equity Division                                        (a)        39      119       202      402
                                                                        (b)       104      149       212      402
Salomon Brothers/JNL Global Bond Division                               (a)        39      119       201      400
                                                                        (b)       104      149       211      400
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        37      114       193      386
                                                                        (b)       102      144       203      386
S&P/JNL Conservative Growth Division I                                  (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Moderate Growth Division I                                      (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Aggressive Growth Division I                                    (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Very Aggressive Growth Division I                               (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Equity Growth Division I                                        (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Equity Aggressive Growth Division I                             (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Core Index 50 Division                                          (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Core Index 75 Division                                          (a)        31       96       164      330
                                                                        (b)        96      126       174      330
S&P/JNL Core Index 100 Division                                         (a)        31       96       164      330
                                                                        (b)        96      126       174      330
T. Rowe Price/JNL Established Growth Division                           (a)        39      118       200      398
                                                                        (b)       104      148       210      398
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        40      121       204      406
                                                                        (b)       105      151       214      406
T. Rowe Price/JNL Value Division                                        (a)        41      123       208      414
                                                                        (b)       106      153       218      414
First Trust/JNL The DowSM Target 10 Division                            (a)        37      114       193      386
                                                                        (b)       102      144       203      386
First Trust/JNL The S&P(R)Target 10 Division                            (a)        37      114       193      386
                                                                        (b)       102      144       203      386
First Trust/JNL Global Target 15 Division                               (a)        38      115       196      390
                                                                        (b)       103      145       206      390
First Trust/JNL Target 25 Division                                      (a)        37      114       193      386
                                                                        (b)       102      144       203      386
First Trust/JNL Target Small-Cap Division                               (a)        37      114       193      386
                                                                        (b)       102      144       203      386


On page 19, the following should be added to the section entitled "Contract Charges:"

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 29 below. You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

On page 29, the following should be added to the section entitled "Income Payments (The Income Phase):"

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 78 on the issue date; and

     o you exercise it on or within 30 calendar days of your 7th, or any subsequent contract anniversary, but in no event later than the contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the income date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total  withdrawal  from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

================================================================================
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINI-MUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 7 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
================================================================================

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

     OPTION 1 - Life Income,

     OPTION 2- Joint and Survivor,

     OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

     OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income  options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 7 contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (a) OR (b), WHERE (a) IS:

     o    all premiums you have paid (net of any applicable premium taxes); plus

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); minus

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement, other than the GMIB charge; and minus

     o    any taxes incurred, or chargeable under the Contract;

AND (b) IS:

     o the greatest contract value on any contract anniversary prior to the annuitant's 81st birthday; minus

     o an adjustment (described below) for any withdrawals after that contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus

     o any premiums paid (net of any applicable premium taxes) after that contract anniversary; minus

     o any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that contract anniversary; and minus

     o    any taxes deducted after that contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); minus

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement; and minus

     o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to contracts issued to entities/owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.














--------

1 On a calendar quarter basis, the charge is .075% of the GMIB Benefit Base. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro-rata basis. When it is deducted from the Investment
     Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 29 below.

* The Janus/JNL Global Equities Fund (the "Fund") is not available through a Division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

                         SUPPLEMENT DATED ________, 2002
                                     TO THE
              STATEMENT OF ADDITONAL INFORMATION DATED MAY 17, 2002
                                       FOR
                   PERSPECTIVE IISM FIXED AND VARIABLE ANNUITY
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the Statement of Additional Information listed above:

The following should be added to page 5 following the standardized average annual returns:

The GMIB charge is not deducted because the number of variables involved in the calculation that would apply on an individual contract basis. The charge is ..075% each quarter applied to the benefit base as defined in the prospectus.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Not Applicable

         (2)Financial statements and schedules included in Part B:

             JNLNY Separate Account I

                 Report of Independent Accountants at December 31, 2001 Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statement of Changes in Net Assets for the Years Ended December 31, 2001 and December 31, 2000
                 Notes to Financial Statements

             Jackson National Life Insurance Company of New York

                 Report of Independent Accountants at December 31, 2001
                    Balance Sheet for the years ended December 31, 2001 and 2000 Income Statement for the years ended December 31, 2001, 2000 and 1999
                 Statement of Stockholder's Equity and Comprehensive Income for
                    the years ended December 31, 2001, 2000 and 1999
                 Statement of Cash Flows for the years ended December 31, 2001,
                    2000 and 1999
                 Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.      Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

j.   Specimen  of  20%   Additional   Free   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

l.   Specimen  of  Preselected   Death  Benefit  Option  Election   Endorsement,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto.

5. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

6.a. Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   By-laws  of   Depositor,   incorporated   by  reference   to   Registrant's
     Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.   Not Applicable

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Accountants, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

11.  Not Applicable

12.  Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

13.a. Computation of Performance, incorporated  by reference to  Registrant's
      Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Herbert G. May III                 Director
         HQ Global
         890 Winter St
         Suite 150
         Waltham, MA 02451-1449

         Jim Golembiewski                   Vice President, Senior Counsel
         1 Corporate Way                    Assistant Secretary and Director
         Lansing, MI  48951

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director
         Suite 301                          and Director
         Richmond, VA 23235

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Director and Chairman of the Board

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    Secretary, General Counsel &
         Lansing, MI 48951                  Director

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Chief Operating Officer
         Lansing, MI 48951

         Richard Ash                        Appointed Actuary and
         1 Corporate Way                    Vice President - Actuarial
         Lansing, MI 48951

         J. George Napoles                  Senior Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Scott L. Stoltz                    Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Brad Powell                        President IMG & Director
         1 Corporate Way
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         Marianne Clone                     Vice President - Customer Service
         1 Corporate Way
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Model
         1 Corporate Way                    Office
         Lansing, MI 48951

         Lisa C. Drake                      Vice President - Actuary &
         1 Corporate Way                    Chief Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James Garrison                     Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Steve Hrapkiewisicz                Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Financial
         225 West Wacker Drive              Reporting
         Suite 1200
         Chicago, IL  60606

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         Connie J. Van Doorn                Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management, LLC                     National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNLI LLC          Delaware          100%                Tuscany Notes
                                    Jackson
                                    National Life
                                    Insurance
                                    Company

JNL Advisors,     Michigan          100%                Registered Investment
LLC                                 Jackson             Advisor
                                    National Life
                                    Insurance
                                    Company

JNL Securities,   Michigan          100%                Securities Broker/Dealer
LLC                                 JNL Advisors,       & Insurance Agency
                                    LLC

JNL Investors     Massachusetts     Common Law          Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27.  Not applicable.

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI and the JNLNY Separate Account II.

         (b)      Directors and Officers of Jackson National Life Distributors,
                  Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         John Kawauchi                      Senior Vice President -
         401 Wilshire Boulevard             Marketing & Corporate
         Suite 1200                         Communications
         Santa Monica, CA 90401

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Senior Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Boulevard             Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Phil Wright                        Vice President - Communications
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Senior Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401


         (c)

                  New Under-       Compensation
                  writing          on
Name of           Discounts        Redemption
Principal         and              or Annuiti-     Brokerage
Underwriter       Commissions      zation          Commissions      Compensation
-----------       -----------      ------          -----------      ------------

Jackson
National
Life              Not              Not             Not              Not
Distributors,     Applicable       Applicable      Applicable       Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan  48951

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations


                 a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

                 b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                  d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28,
         1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 20th day of May, 2002.

                  JNLNY Separate Account I
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
Clark P. Manning, President and                               Date
Chief Executive Officer


/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director


/s/ Thomas J. Meyer                        *                  May 20, 2002
---------------------------------------------                 ------------------
Herbert G. May III                                            Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                        *                  May 20, 2002
---------------------------------------------                 ------------------
Bradley J. Powell,                                            Date
Vice President - IMG and Director


/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
James G. Golembiewski                                         Date
Director

/s/ Thomas J. Meyer                                           May 20, 2002
--------------------------------------------                  ------------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
Donald B. Henderson, Jr.                                      Date
Director

/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
Henry J. Jacoby                                               Date
Director

/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
David C. Porteous                                             Date
Director

/s/ Thomas J. Meyer                        *                  May 20, 2002
--------------------------------------------                  ------------------
Donald T. DeCarlo                                             Date
Director


* Thomas J. Meyer, Attorney In Fact

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 17th day of May 2002.


/s/ Clark P. Manning
____________________________________
Clark P. Manning
President and Chief Executive Officer

/s/ Andrew B. Hopping
____________________________________
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
____________________________________
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
____________________________________
Herbert G. May III
Chief Administrative Officer and Director

/s/ James G. Golembiewski
____________________________________
James G. Golembiewski
Vice President, Associate General Counsel and Director

/s/ Thomas J. Meyer
____________________________________
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
____________________________________
Donald B. Henderson, Jr.
Director

/s/ Henry J. Jacoby
____________________________________
Henry J. Jacoby
Director

/s/ David L. Porteous
____________________________________
David L. Porteous
Director

/s/ Donald T. DeCarlo
____________________________________
Donald T. DeCarlo
Director

                                  EXHIBIT LIST
Exhibit
No.      Description

4.q Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-99.4q.

9.      Opinion and Consent of Counsel, attached hereto as EX-99.9.